UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia  30677

(Address of principal executive offices)(Zip code)

Jennifer T. Welsh, Esq.
ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO  80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31, 2015

Date of reporting period: February 28, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Stadion Managed Risk 100 Fund
Schedule of Investments
February 28, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.40%	Shares	Value
Fidelity NASDAQ Composite Index® Tracking Stock ETF	71,050	$13,880,328
iShares® Core S&P® Mid-Cap ETF	91,300	13,736,085
iShares® Russell 1000® ETF	571,560	67,364,062
iShares® S&P Mid-Cap 400® Growth ETF	128,360	21,556,778
iShares® S&P Small-Cap 600® Growth ETF	105,250	13,439,372
Powershares® QQQ Trust Series 1	246,810	26,754,204
PowerShares® S&P 500® Low Volatility Portfolio	1,051,140	40,090,480
Vanguard® Total Stock Market ETF	617,800	67,352,556

TOTAL EXCHANGE-TRADED FUNDS
(Cost $259,087,238)		264,173,865

MONEY MARKET FUNDS - 0.88%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	2,357,282	$2,357,282

TOTAL MONEY MARKET FUNDS
(Cost $2,357,282)		2,357,282

Total Investments, at Value - 99.28%
(Cost $261,444,520)		266,531,147

Other Assets in Excess of Liabilities - 0.72%		1,925,798

Net Assets - 100.00%		$268,456,945

See Notes to Quarterly Schedule of Investments.

Stadion Tactical Defensive Fund
Schedule of Investments
February 28, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 97.48%	Shares	Value
Fidelity NASDAQ Composite Index® Tracking Stock ETF	10,080	$1,969,229
First Trust NASDAQ-100® Equal Weighted Index Fund	221,540	9,882,899
Guggenheim® S&P 500® Equal Weight ETF	78,310	6,433,950
iShares® Core S&P® Mid-Cap ETF	31,910	4,800,860
iShares® Russell® 1000 ETF	55,220	6,508,229
iShares® Russell® 1000 Value Index Fund	60,640	6,370,839
iShares® S&P 100® Index Fund	69,400	6,450,036
iShares® S&P Mid-Cap 400® Growth ETF	28,630	4,808,122
iShares® S&P Small-Cap 600® Growth ETF	37,870	4,835,620
SPDR® S&P 500® ETF Trust	15,300	3,223,098
Vanguard® Total Stock Market ETF	73,370	7,998,797

TOTAL EXCHANGE-TRADED FUNDS
(Cost $56,886,543)		63,281,679

MONEY MARKET FUNDS - 2.57%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	1,666,995	$1,666,995

TOTAL MONEY MARKET FUNDS
(Cost $1,666,995)		1,666,995

Total Investments, at Value - 100.05%
(Cost $58,553,538)		64,948,674

Liabilities in Excess of Other Assets - (0.05)%		(31,497)

Net Assets - 100.00%		$64,917,177

See Notes to Quarterly Schedule of Investments.

Stadion Defensive International Fund™
Schedule of Investments
February 28, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 90.53%	Shares	Value
Deutsche X-trackers MSCI® EAFE Hedged Equity ETF	98,970	$2,931,491
Deutsche X-trackers MSCI® Germany Hedged Equity ETF	84,190	2,316,067
Global X FTSE Nordic Region ETF	32,170	771,758
iShares® China Large-Cap ETF	17,620	771,051
iShares® MSCI® EAFE Index Fund	10,990	715,119
Vanguard® Total International Bond ETF	71,660	3,861,758
WisdomTree® Europe Hedged Equity Fund	45,546	2,930,430

TOTAL EXCHANGE-TRADED FUNDS
(Cost $13,679,222)		14,297,674

MONEY MARKET FUNDS - 0.30%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	47,720	$47,720

TOTAL MONEY MARKET FUNDS
(Cost $47,720)		47,720

Total Investments, at Value - 90.83%
(Cost $13,726,942)		14,345,394

Other Assets in Excess of Liabilities - 9.17%		1,449,048

Net Assets - 100.00%		$15,794,442

FUTURES CONTRACTS

			Expiration		Unrealized
Description	Position	Contracts	Date	Value	Gain
mini MSCI® EAFE Index Future	Long	50	03/23/15	$4,688,250	$177,735
Total Futures Contracts				$4,688,250	$177,735

See Notes to Quarterly Schedule of Investments.

Stadion Trilogy Alternative Return Fund™
Schedule of Investments
February 28, 2015 (Unaudited)

COMMON STOCKS - 59.84%	Shares	Value
Consumer Discretionary - 6.05%
Distributors - 1.50%
Genuine Parts Co.(a)	17,370	$1,668,910

Hotels Restaurants & Leisure - 1.59%
McDonald's Corp.(a)	17,904	1,770,706

Leisure Equipment & Products - 1.49%
Polaris Industries, Inc.(a)	10,869	1,666,544

Media - 1.47%
Time Warner, Inc.(a)	19,996	1,636,872

Consumer Staples - 10.51%
Food & Staples Retailing - 2.95%
Costco Wholesale Corp.(a)	11,120	1,634,195
Sysco Corp.(a)	42,292	1,648,965
		3,283,160

Food Products - 4.54%
General Mills, Inc.(a)	31,313	1,684,326
Kellogg Co.(a)	25,942	1,672,740
McCormick & Co., Inc. - Non-Voting Shares(a)	22,657	1,707,885
		5,064,951

Household Products - 1.50%
Procter & Gamble Co.(a)	19,611	1,669,484

Tobacco - 1.52%
Reynolds American, Inc.(a)	22,393	1,693,359

Energy - 2.90%
Oil Gas & Consumable Fuels - 2.90%
Chevron Corp.(a)	15,024	1,602,760
ConocoPhillips(a)	24,865	1,621,198
		3,223,958

Financials - 7.47%
Banks - 3.00%
US Bancorp(a)	37,480	1,671,983
Wells Fargo & Co.	30,512	1,671,752
		3,343,735

Capital Markets - 1.48%
Eaton Vance Corp.(a)	39,208	1,650,657

Insurance - 2.99%
Aflac, Inc.(a)	27,093	1,686,539
Brown & Brown, Inc.(a)	51,072	1,641,454
		3,327,993

COMMON STOCKS - 59.84% (continued)	Shares	Value
Health Care - 6.04%
Health Care Equipment & Supplies - 1.50%
Abbott Laboratories(a)	35,389	$1,676,377

Pharmaceuticals - 4.54%
Eli Lilly & Co.(a)	23,610	1,656,714
Johnson & Johnson(a)	16,720	1,713,967
Merck & Co., Inc.(a)	28,729	1,681,796
		5,052,477

Industrials - 10.54%
Aerospace & Defense - 2.94%
Lockheed Martin Corp.(a)	8,149	1,630,208
United Technologies Corp.(a)	13,540	1,650,661
		3,280,869

Commercial Services & Supplies - 1.53%
Waste Management, Inc.(a)	31,317	1,706,150

Electrical Equipment - 1.51%
Emerson Electric Co.(a)	28,977	1,678,348

Machinery - 1.53%
Illinois Tool Works, Inc.(a)	17,203	1,700,688

Road & Rail - 1.50%
Norfolk Southern Corp.(a)	15,261	1,665,891

Trading Companies & Distributors - 1.53%
WW Grainger, Inc.(a)	7,198	1,705,278

Information Technology - 4.50%
Communications Equipment - 1.51%
Harris Corp.(a)	21,622	1,679,597

IT Services - 1.50%
Automatic Data Processing, Inc.(a)	18,781	1,668,504

Software - 1.49%
Microsoft Corp.(a)	37,936	1,663,494

Materials - 3.05%
Chemicals - 1.56%
Ecolab, Inc.(a)	15,029	1,736,450

Containers & Packaging - 1.49%
AptarGroup, Inc.(a)	25,271	1,664,601

Technology - 1.50%
Computers - 1.50%
International Business Machines Corp.(a)	10,280	1,664,743

Telecommunication - 1.51%
Diversified Telecommunication Services - 1.51%
AT&T, Inc.(a)	48,675	1,682,208

COMMON STOCKS - 59.84% (continued)	Shares	Value
Utilities - 5.77%
Electric Utilities - 2.87%
Eversource Energy(a)	31,015	$1,605,026
Southern Co.(a)	34,901	1,598,117
		3,203,143

Gas Utilities - 1.45%
National Fuel Gas Co.(a)	25,002	1,610,379

Multi-Utilities - 1.45%
Dominion Resources, Inc.(a)	22,429	1,616,907

TOTAL COMMON STOCKS
(Cost $51,984,835)		66,656,433

EXCHANGE-TRADED FUNDS - 35.02%	Shares	Value
iShares® Baa - Ba Rated Corporate Bond ETF	109,942	$5,885,745
iShares® Barclays® 1-3 Year Credit Bond Fund(a)	104,615	11,022,237
iShares® Barclays® Intermediate Credit Bond Fund(a)	99,917	11,056,815
iShares® Barclays® MBS Bond Fund(a)	100,370	11,043,711

TOTAL EXCHANGE-TRADED FUNDS
(Cost $38,352,656)		39,008,508

PURCHASED OPTION CONTRACTS - 6.68%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 2.29%
CBOE S&P 500® Index:
	03/27/2015	$2,150	70	$38,850
	03/31/2015	2,250	60	1,800
	12/19/2015	1,900	40	983,800
S&P 500® Index:
	03/13/2015	2,200	30	525
	03/20/2015	2,250	70	1,400
	04/02/2015	2,200	70	8,050
	12/19/2015	1,950	40	830,600
	12/19/2015	2,000	40	682,600
				2,547,625
Put Option Contracts - 4.39%
CBOE S&P 500® Index:
	03/31/2015	1,950	30	11,250
	06/19/2015	1,675	200	146,000
iPATH® S&P 500 VIX Short-Term Futures ETN	06/19/2015	28	4,000	1,740,000
iShares® 20+ Year Treasury Bond ETF	03/20/2015	109	250	375
iShares® 7-10 Year Treasury Bond ETF	03/20/2015	100	1,000	7,500
S&P 500® Index:
	03/13/2015	2,000	30	4,200
	03/31/2015	2,000	30	21,000
	04/02/2015	1,900	70	19,600
	09/18/2015	1,850	300	1,078,500
	12/19/2015	1,800	200	912,000

PURCHASED OPTION CONTRACTS - 6.68% (continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 4.39% (continued)
SPDR® S&P 500® ETF Trust:
	03/20/2015	$170	200	$700
	06/19/2015	160	800	44,000
	06/19/2015	170	500	43,500
	12/19/2015	165	200	56,700
	12/19/2015	170	200	66,800
	12/19/2015	180	100	46,200
	06/17/2016	165	800	423,600
	06/17/2016	175	400	271,000
				4,892,925
TOTAL PURCHASED OPTION CONTRACTS
(Cost $12,988,763)				7,440,550

MONEY MARKET FUNDS - 0.50%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield(a)	557,224	$557,224

TOTAL MONEY MARKET FUNDS
(Cost $557,224)		557,224

Total Investments, at Value - 102.04%
(Cost $103,883,478)		113,662,715

Written Option Contracts - (6.15)%		(6,855,250)

Other Assets in Excess of Liabilities - 4.11%		4,586,585

Net Assets - 100.00%		$111,394,050

(a)	All or portion of this security is held as collateral for written options.

WRITTEN OPTION CONTRACTS - 6.15%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 4.72%
CBOE S&P 500® Index:
	03/27/2015	$1,980	70	$447,892	$902,300
	03/27/2015	2,125	40	71,355	57,200
	03/31/2015	2,090	30	117,800	110,400

WRITTEN OPTION CONTRACTS - 6.15%(continued)	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 4.72% (continued)
S&P 500® Index:
	03/13/2015	$2,090	30	$78,746	$76,350
	03/13/2015	2,115	40	55,939	40,800
	03/20/2015	2,050	70	286,892	436,100
	03/20/2015	2,075	40	141,538	167,000
	03/31/2015	2,100	30	91,469	86,700
	04/02/2015	2,060	70	354,092	425,250
	09/19/2015	1,950	120	754,080	2,105,400
	12/19/2015	2,050	30	257,970	409,650
	06/17/2016	2,200	50	259,923	446,250
				2,917,696	5,263,400
Put Option Contracts - 1.43%
CBOE S&P 500® Index:
	03/31/2015	2,090	30	92,828	66,450
	06/19/2015	1,500	200	827,650	73,000
S&P 500® Index:
	03/13/2015	2,090	30	91,688	30,900
	03/31/2015	2,100	30	80,219	80,250
	04/02/2015	2,060	70	316,292	113,750
	09/18/2015	1,750	300	1,891,200	751,500
	12/19/2015	1,600	200	1,089,692	476,000
				4,389,569	1,591,850

Total Written Option Contracts				$7,307,265	$6,855,250

See Notes to Quarterly Schedule of Investments.

Stadion Tactical Income Fund
Schedule of Investments
February 28, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 97.68%	Shares	Value
iShares® 20+ Year Treasury Bond ETF	4,514	$584,698
iShares® 7-10 Year Treasury Bond ETF	5,420	583,409
iShares® Barclays® MBS Bond Fund	7,870	865,936
iShares® High Dividend ETF	7,425	576,477
iShares® iBoxx® $ High Yield Corporate Bond Fund	5,660	520,154
iShares® iBoxx® $ Investment Grade Corporate Bond ETF	7,118	866,972
iShares® U.S. Preferred Stock ETF	21,620	868,259
Vanguard® Total International Bond ETF	16,085	866,821

TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,653,717)		5,732,726

MONEY MARKET FUNDS - 0.21%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	12,228	$12,228

TOTAL MONEY MARKET FUNDS
(Cost $12,228)		12,228

Total Investments, at Value - 97.89%
(Cost $5,665,945)		5,744,954

Other Assets in Excess of Liabilities - 2.11%		123,996

Net Assets - 100.00%		$5,868,950

See Notes to Quarterly Schedule of Investments.

Stadion Tactical Growth Fund
Schedule of Investments
February 28, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.02%	Shares	Value
Consumer Staples Select Sector SPDR® Fund	119,304	$5,966,393
Financial Select Sector SPDR® Fund	242,214	5,897,911
iShares® Core S&P® Mid-Cap ETF	117,582	17,690,212
iShares® iBoxx® $ Investment Grade Corporate Bond ETF	33,999	4,141,078
iShares® MSCI Austria Capped ETF	144,390	2,351,391
iShares® MSCI Canada ETF	147,571	4,134,939
iShares® Russell 2000® Growth ETF	111,144	16,577,128
Powershares® QQQ Trust Series 1	109,562	11,876,521
SPDR® Dow Jones® Industrial Average ETF Trust	32,614	5,908,026
Vanguard® Growth ETF	162,396	17,736,891
Vanguard® Health Care ETF	88,655	11,846,081
Vanguard® Materials ETF	26,107	2,939,126
Vanguard® Telecommunication Services ETF	66,970	5,934,212
Vanguard® Total International Bond ETF	77,144	4,157,290

TOTAL EXCHANGE-TRADED FUNDS
(Cost $110,067,020)		117,157,199

MONEY MARKET FUNDS - 5.15%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	6,154,051	$6,154,051

TOTAL MONEY MARKET FUNDS
(Cost $6,154,051)		6,154,051

Total Investments, at Value - 103.17%
(Cost $116,221,071)		123,311,250

Liabilities in Excess of Other Assets - (3.17)%		(3,790,651)

Net Assets - 100.00%		$119,520,599

See Notes to Quarterly Schedule of Investments.

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2014 (Unaudited)

1. ORGANIZATION

Stadion Managed Risk 100 Fund (“Managed Risk 100 Fund”) (formally known as the Stadion Managed Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formally known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Defensive International Fund (“Defensive International Fund”) (formally known as the Stadion Olympus FundTM prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formally known as the Stadion Trilogy FundTM prior to March 28, 2014), Stadion Tactical Income Fund (“Tactical Income Fund”) and Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formally known as the Stadion Market Opportunity Fund prior to March 28, 2014) (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Managed Risk 100 Fund commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Defensive International Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Tactical Income Fund commenced operations on December 31, 2012. The public offering of Class A shares and Class I shares commenced on December 31, 2012 and February 14, 2013 respectively. The investment objective of the Fund is to seek total return comprised of income and capital appreciation, while maintaining a secondary emphasis on capital preservation.

Tactical Growth Fund’s predecessor fund, the ETF Growth Fund (the “Predecessor Fund”), is a successor to a previously operational fund which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I Shares of the Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Growth Fund effective April 1, 2013. The Fund seeks long‐term capital appreciation.

Each Fund, excluding the Tactical Income Fund, currently offers three classes of shares, Class A, Class C, and Class I. The Tactical Income Fund offers Class A and Class I shares. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, are also sold subject to a 1% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The funds are considered investment companies for financial reporting purposes under GAAP.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2015 by security type:

Managed Risk 100 Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$264,173,865	$–	$–	$264,173,865
Money Market Funds	2,357,282	–	–	2,357,282
Total Investments in Securities	$266,531,147	$–	$–	$266,531,147

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$63,281,679	$–	$–	$63,281,679
Money Market Funds	1,666,995	–	–	1,666,995
Total Investments in Securities	$64,948,674	$–	$–	$64,948,674

Defensive International Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$14,297,674	$–	$–	$14,297,674
Money Market Funds	47,720	–	–	47,720
Total Investments in Securities	$14,345,394	$–	$–	$14,345,394
Other Financial Instruments
Assets
Futures Contract	$177,735	$–	$–	$177,735
Total	$177,735	$–	$–	$177,735

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$66,656,433	$–	$–	$66,656,433
Exchange-Traded Funds	39,008,508	–	–	39,008,508
Purchased Option Contracts	–	7,440,550	–	7,440,550
Money Market Funds	557,224	–	–	557,224
Total Investments in Securities	$106,222,165	$7,440,550	$–	$113,662,715
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(6,855,250)	$–	$(6,855,250)
Total	$–	$(6,855,250)	$–	$(6,855,250)

* See Schedule of Investments for Common Stocks determined by industry.

Tactical Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$5,732,726	$–	$–	$5,732,726
Money Market Funds	12,228	–	–	12,228
Total Investments in Securities	$5,744,954	$–	$–	$5,744,954

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$117,157,199	$–	$–	$117,157,199
Money Market Funds	6,154,051	–	–	6,154,051
Total Investments in Securities	$123,311,250	$–	$–	$123,311,250

As of February 28, 2015, the Funds did not have any transfers in and out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: Trilogy Alternative Return Fund and Defensive International Fund may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of a broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. The Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the Net Asset Value of the ETF.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Transactions in option contracts written by Trilogy Alternative Return Fund during the period ended February 28, 2015 were as follows:

	Written Calls		Written Puts
	Contracts	Premiums	Contracts	Premiums

Options outstanding at beginning of period	3,330	$2,112,164	1,000	$3,727,498
Options written	6,310	11,552,134	6,785	11,875,950
Options closed	(5,134)	(6,952,811)	(3,925)	(9,276,206)
Options exercised	(1,201)	(3,515,286)	(100)	(176,438)
Options expired	(2,685)	(278,505)	(2,900)	(1,761,235)
Options outstanding at ending of period	620	$2,917,696	860	$4,389,569

A portion of the Trilogy Fund’s securities are pledged as collateral for open option contracts.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

4. Tax Basis of Investments

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at February 28, 2015 is as follows:

	Managed Risk 100 Fund	Tactical Defensive Fund	Defensive International Fund	Trilogy Alternative Return Fund	Tactical Income Fund	Tactical Growth Fund
Tax cost of portfolio investments	$261,559,845	$58,553,538	$13,770,309	$104,010,517	$5,669,522	$116,233,769
Gross unrealized appreciation	$5,506,241	$6,395,136	$752,820	$15,970,346	$82,818	$7,113,824
Gross unrealized depreciation	(534,939)	–	–	(6,318,148)	(7,386)	(36,343)
Net unrealized appreciation	$4,971,302	$6,395,136	$752,820	$9,652,198	$75,432	$7,077,481

The difference between the federal income tax cost of portfolio investments and the financial statement cost for, Tactical Defensive Fund, Defensive International Fund, Trilogy Alternative Return Fund, Tactical Income Fund and Tactical Growth Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to deferral of losses on wash sales for Tactical Defensive Fund, Defensive International Fund, Tactical Income Fund and Tactical Growth Fund. The “book/tax” differences for Trilogy Alternative Return Fund are due to the investments in partnerships and deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Stadion Investment Trust

By (Signature and Title)*		/s/Judson P. Doherty
Judson P. Doherty, President

Date:	April 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	April 27, 2015

By (Signature and Title)*		/s/Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	April 27, 2015

* Print the name and title of each signing officer under his or her signature.